Acquisition of Founder Energy Sdn. Bhd. at Discount under Common Control	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Acquisition of Founder Energy Sdn. Bhd. at Discount under Common Control [Abstract]
ACQUISITION OF FOUNDER ENERGY SDN. BHD. AT DISCOUNT UNDER COMMON CONTROL
4	ACQUISITION OF FOUNDER ENERGY SDN. BHD. AT DISCOUNT UNDER COMMON CONTROL

On June 14, 2023, Founder Group Limited acquired 100% equity interests of Founder Energy Sdn. Bhd. from Reservoir Energy Link Berhad and Mr. Lee Seng Chi under common control. The Company accounted the transaction as following:

	RM	Convenience Translation USD
Obligation assumed by the Company	4	1
Book value of Share Capital of Founder Energy Sdn. Bhd.	(1,300,000)	(294,583)
Bargain purchase accounted as merger reserve in equity	1,299,996	294,582

4	ACQUISITION OF FOUNDER ENERGY SDN. BHD. AT DISCOUNT UNDER COMMON CONTROL

On June 14, 2023, Founder Group Limited acquired 100% equity interests of Founder Energy Sdn. Bhd. from Reservoir Energy Link Bhd and Mr. Lee Seng Chi under common control. The Company accounted the transaction as following:

	RM	Convenience Translation USD
Obligation assumed by the Company	4	1
Book value of Share Capital of Founder Energy Sdn. Bhd.	(1,300,000)	(294,583)
Bargain purchase accounted as merger reserve in equity	1,299,996	294,582